SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	1 Months Ended					0 Months Ended				1 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Vimicro China	Dec. 31, 2012 Vimicro Qingdao USD ($)	Dec. 31, 2011 Vimicro Qingdao USD ($)	Dec. 31, 2011 Mobile business Vimicro Qingdao USD ($) item	Dec. 31, 2011 Mobile business Vimicro Qingdao Vimicro China	Dec. 31, 2011 Mobile business Vimicro Qingdao Vimicro Wuxi	Dec. 31, 2011 Mobile business Vimicro Qingdao VMF Consulting Company	Jul. 31, 2012 Visiondigi USD ($) item	Jul. 31, 2012 Visiondigi CNY	Jul. 31, 2012 Visiondigi Ningbo Sunny	Jul. 31, 2012 Visiondigi Individual Shareholders of Visiondigi item
DISCONTINUED OPERATIONS
Ownership interest percentage			100.00%				18.00%	19.00%	14.00%	18.00%	18.00%
Ownership interest percentage held by two former key employees of mobile business						49.00%
Number of former key employees of mobile business who hold ownership interest in Vimicro Qingdao						2
Impairment of investments	$ 1,432,000									$ 16,000
Percentage of equity interest transferred										35.26%	35.26%
Consideration from disposal of equity interest										49,000	310,686
Consideration from disposal of business						4,202,000
Beneficially held equity interest				18.03%	19.44%
Investments in unconsolidated affiliates, at cost	$ 2,000	$ 1,520,000			$ 1,428,000					$ 16,000
Indirect ownership interest percentage continued to be held in discontinued operation												3.94%	2.03%
Number of individuals involved in forming majority owned consolidated subsidiaries										3	3		3